Other Receivables and Prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Receivables and Prepayments [Abstract]
Write-off of other receivables and prepayments	$ 45,677	$ 62,369